Financial Liabilities and Lease Debts - Schedule of Financial Liabilities and Lease Debts (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Lease debts	$ 32,264	$ 34,245
Other non-current financial liabilities	810	881
Total non-current financial liabilities and non-current lease debts	88,120	85,127
Lease debts	7,477	8,385
Other current financial liabilities	12,761	11,293
Total current financial liabilities and current lease debts	25,707	24,519
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
Conditional advances	1,338	3,599
Non current liability of loan	1,338	3,599
Current liability of loan	5,469	4,841
BPI Refundable Advance Agreement [Member]
Disclosure of financial liabilities [line items]
Conditional advances	3,808	3,189
Non current liability of loan	3,808	3,189
European Investment Bank Loan [Member]
Disclosure of financial liabilities [line items]
Conditional advances	44,417	37,202
Non current liability of loan	44,417	37,202
European Investment Bank Warrants [Member]
Disclosure of financial liabilities [line items]
Non-current derivative financial liabilities	$ 5,484	$ 6,010